Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
14. RELATED PARTY TRANSACTIONS
a) Related Parties

Name of related parties	Relationship
William Wei Cao	Founder, CEO and a principal shareholder of the Company
Unitex Capital Ltd.	An entity controlled by Founder
b) The Group had the following related party transactions:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
				(Note 2)
Payment for in-licensing arrangement
Unitex Capital Ltd (a)	1,358	—	—	—
Payment for professional service fee
Unitex Capital Ltd (b)	—	2,631	3,354	526
Note (a): For the year ended December 31, 2019, the Group paid RMB1,358 to obtain an exclusive license from Unitex Capital Ltd.
Note (b): For the year
s
ended December 31, 2020
 and 2021
, the Group paid RMB2,631
and RMB3,354 professional service fees to Unitex Capital Ltd, respectively.